Fair Value of Financial Instruments (Details) - Schedule of summarizes financial instruments carried at fair value - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Bridge Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of beginning		$ 95,130
Additions	[1]		9,938
Payment of transaction costs
Changes in fair value measurements			85,192
Payments of notes payable
Conversions of notes to Common Stock
Reclassification of Private Warrants to Public Warrants
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06
Balance of ending			95,130
Notes Payable, Ares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of beginning			87,619
Additions	[1]
Payment of transaction costs
Changes in fair value measurements			(554)
Payments of notes payable			(87,065)
Conversions of notes to Common Stock
Reclassification of Private Warrants to Public Warrants
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06
Balance of ending					87,619
Notes Payable, Bridge [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of beginning		26,008
Additions		190,000	82,000	[1]
Payment of transaction costs			(3,834)
Changes in fair value measurements		(79,462)	(20,874)
Payments of notes payable		(1,139)
Conversions of notes to Common Stock			(31,284)
Reclassification of Private Warrants to Public Warrants
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06
Balance of ending			26,008
Notes Payable, ATW NPA [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of beginning			73,663
Additions	[1]
Payment of transaction costs
Changes in fair value measurements			(5,466)
Payments of notes payable
Conversions of notes to Common Stock			(68,197)
Reclassification of Private Warrants to Public Warrants
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06
Balance of ending					73,663
Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of beginning		52	642
Additions				[1]
Payment of transaction costs
Proceeds, net of original issuance discount
Original issue discount	[2]
Proceeds allocated to equity classified warrants
Issuance of warrant liabilities					290
Transaction costs and consent fees charged to interest expense
Private warrant liability and obligation to issue registered shares assumed in Business Combination					2,152
Changes in fair value measurements			(326)		(1,800)
Repayment of principal and liquidation premium
Conversion of principal and liquidation premium to equity
Reclassification of warrant liability to equity
Payments of notes payable
Conversions of notes to Common Stock
Reclassification of Private Warrants to Public Warrants			(264)
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06
Balance of ending			52		642
Obligation to issue registered shares of Class A Common Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of beginning			12,635
Additions	[1]
Payment of transaction costs
Proceeds, net of original issuance discount
Original issue discount	[2]
Proceeds allocated to equity classified warrants
Issuance of warrant liabilities
Transaction costs and consent fees charged to interest expense
Private warrant liability and obligation to issue registered shares assumed in Business Combination					32,900
Changes in fair value measurements					(20,265)
Repayment of principal and liquidation premium
Conversion of principal and liquidation premium to equity
Reclassification of warrant liability to equity
Payments of notes payable
Conversions of notes to Common Stock
Reclassification of Private Warrants to Public Warrants
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06			(12,635)
Balance of ending					12,635
Related Party Notes Payable at Fair Value [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of beginning					32,949
Proceeds, net of original issuance discount
Original issue discount	[2]
Proceeds allocated to equity classified warrants
Issuance of warrant liabilities
Transaction costs and consent fees charged to interest expense
Private warrant liability and obligation to issue registered shares assumed in Business Combination
Changes in fair value measurements					163
Repayment of principal and liquidation premium					(27,593)
Conversion of principal and liquidation premium to equity					(5,519)
Reclassification of warrant liability to equity
Balance of ending
Notes Payable At Fair Value [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of beginning			161,282		59,742
Proceeds, net of original issuance discount					171,929
Original issue discount	[2]				11,860
Proceeds allocated to equity classified warrants					(17,596)
Issuance of warrant liabilities
Transaction costs and consent fees charged to interest expense					5,022
Private warrant liability and obligation to issue registered shares assumed in Business Combination
Changes in fair value measurements					31,008
Repayment of principal and liquidation premium					(48,210)
Conversion of principal and liquidation premium to equity					(52,473)
Reclassification of warrant liability to equity
Balance of ending					161,282
The9 Conditional Obligation [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of beginning					1,128
Proceeds, net of original issuance discount
Original issue discount	[2]
Proceeds allocated to equity classified warrants
Issuance of warrant liabilities
Transaction costs and consent fees charged to interest expense
Private warrant liability and obligation to issue registered shares assumed in Business Combination
Changes in fair value measurements					1,735
Repayment of principal and liquidation premium
Conversion of principal and liquidation premium to equity					(2,863)
Reclassification of warrant liability to equity
Balance of ending

[1]	Additions during the year ended December 31, 2022 included non-cash conversion of $9.9 million Bridge warrants, which was charged to Change in fair value measurements in the Consolidated Statements of Operations for the year ended December 31, 2022, and cash contribution of $82.0 million to note payable, which was reduced by the original issuance discount of $8.2 million, resulting in a net cash contribution of $73.8 million.
[2]	Original issue discount represents the amount withheld by the note payable holder upon issuance of the note which will be paid, in addition to the full note payable principal, to the lender upon maturity of the notes payable. The original issue discount is included in Change in Fair Value Measurements on the Consolidated Statements of Operations and Comprehensive Loss.